Schedule of Notes Payable Non - Vehicles (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
		Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Collateral amount
Notes payable			$ 6,237,234		$ 4,802,115
Balance - December 31, 2023			4,802,115
Amortization of debt discount			(535,182)		(1,403,244)
Repayments					(262,500)	(657,719)
Balance - March 31, 2024			$ 6,237,234		$ 4,802,115
Note Holder One [Member]
Short-Term Debt [Line Items]
Notes issuance date			Apr. 19, 2023		Apr. 19, 2023
Debt Instrument, Interest Rate, Stated Percentage			18.00%		18.00%
Debt instrument collateral			All assets		All assets
Collateral amount			$ 1,500,000		$ 1,500,000
Interest rate stated percentage			10.00%		10.00%
Non Vehicles [Member] | Note Holder One [Member]
Short-Term Debt [Line Items]
Notes issuance date			Apr. 16, 2023		Apr. 16, 2023
Debt instrument maturity date description			December 12, 2024		December 12, 2024
Debt Instrument, Interest Rate, Stated Percentage	[1]
Debt instrument collateral			All assets		All assets
Collateral amount			$ 69,253		$ 141,961
Collateral amount			11,351		15,521
Notes payable			57,902		126,440
Balance - December 31, 2023			126,440
Face amount of note					275,250
Debt discount		$ (25,250)			(25,250)
Amortization of debt discount			4,170		9,729
Repayments			(72,708)		(133,289)
Balance - March 31, 2024			$ 57,902		$ 126,440
Interest rate stated percentage					6.50%

[1]	approximately 10%